Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock Outstanding
The following table details the movement in the Company’s outstanding shares for each class of common stock:

	Three Months Ended March 31, 2022
	Class T	Class I	Class A	Class TX	Total
December 31, 2021	—	151,286	23,445,174	17,520	23,613,980
Issuance of common stock	1,383,323	456,277	—	—	1,839,600
Distribution reinvestment	19	456	26,120	5	26,600
Repurchases of common stock	—	—	(183,049)	—	(183,049)

March 31, 2022	1,383,342	608,019	23,288,245	17,525	25,297,131

The following table summarizes the changes in the shares outstanding for each class of outstanding common stock for the periods presented below:

	Class
	I	A	TX	Total
Balance at December 31, 2019	—	8,851,759	—	8,851,759
Issuance of common stock	—	3,283,713	17,500	3,301,213
Distribution reinvestment	—	110,606	18	110,624
Repurchases of common stock	—	(31,307)	—	(31,307)

Balance at December 31, 2020	—	12,214,771	17,518	12,232,289

Issuance of common stock	151,286	—	—	151,286
Distribution reinvestment	—	8,660	2	8,662
Repurchases of common stock	—	(203,537)	—	(203,537)
CRII Merger	—	430,070	—	430,070
CMRI Merger	—	5,762,253	—	5,762,253
CMRII Merger	—	5,232,957	—	5,232,957

Balance at December 31, 2021	151,286	23,445,174	17,520	23,613,980

Schedule of Distributions
We declared the following monthly distributions for each share of our common stock as shown in the table below:

Shareholder Record Date	Monthly Rate	Annually
January 31, 2022	$0.05833333	$0.70
February 28, 2022	$0.05916667	$0.71
March 31, 2022	$0.05916667	$0.71
In September 2021, we began declaring monthly distributions for each share of our common stock as shown in the table below:

Shareholder Record Date	Monthly Rate	Annually
September 25, 2021	$0.04333333	$0.52
October 29, 2021	0.04333333	0.52
November 30, 2021	0.05416667	0.65
December 31, 2021	0.05666667	0.68